Fair value measurements	6 Months Ended
Jun. 30, 2011
Fair value measurements [Abstract]
Fair value measurements
Note 8:   Fair value measurements

2011 acquisition – During April 2011, we acquired substantially all of the assets of Banker's Dashboard, LLC. With the exception of goodwill and deferred income taxes, we were required to measure the fair value of the net identifiable tangible and intangible assets and liabilities acquired. The identifiable net assets acquired (excluding goodwill) were comprised primarily of a customer list and a trade name. The fair value of the customer list was estimated using the multi-period excess earnings method with an estimated annual customer retention rate based on historical data. The calculated fair value of the customer list was $9.3 million, which is being amortized over nine years using an accelerated method. The fair value of the trade name was estimated using a relief from royalty method, which calculates the cost savings associated with owning rather than licensing the trade names. An assumed royalty rate was applied to forecasted revenue and the resulting cash flows were discounted. The assumed royalty rate was based on market data and an analysis of the expected margins for Banker's Dashboard's operations. The calculated fair value of the trade name was $2.2 million, which is being amortized on the straight-line basis over eight years.

In addition to the cash consideration paid for the assets of Banker's Dashboard, we will also be issuing 193,498 shares of our common stock at a later date. The fair value of this consideration was determined as the fair value of our common stock on the date of the acquisition, discounted to reflect the restrictions which prohibit the trade or transfer of the stock until the date of issuance. The estimated fair value of the stock consideration was $4.3 million, which is reflected in additional paid-in capital on the consolidated balance sheet as of June 30, 2011.

Recurring fair value measurements – We held an investment in a Canadian money market fund of $2.1 million as of June 30, 2011 and $2.0 million as of December 31, 2010. This investment is included in other current assets on the consolidated balance sheets. The money market fund is not traded in an active market and its fair value is determined by obtaining quoted prices in active markets for the underlying securities held by the fund. Because of the short-term nature of the underlying investments, the cost of these securities approximates their fair value. The cost of securities sold is determined using the average cost method. No gains or losses on sales of these marketable securities were realized during the quarters or six months ended June 30, 2011 and 2010.

Funds held for customers included available-for-sale marketable securities of $10.7 million as of June 30, 2011 and $10.2 million as of December 31, 2010. A portion of these assets represents an investment in a Canadian money market fund. The remainder of the assets relates to a mutual fund investment which invests in Canadian and provincial government securities. These funds are not traded in active markets and their fair values are determined by obtaining quoted prices in active markets for the underlying securities held by the funds. Unrealized gains and losses on these investments, net of tax, are included in other comprehensive loss on the consolidated balance sheets. Realized gains and losses are included in revenue on the consolidated statements of income and were not significant for the quarters or six months ended June 30, 2011 and 2010. The cost of securities sold is determined using the average cost method.

We have elected to account for a long-term investment in domestic mutual funds under the fair value option for financial assets and financial liabilities. The fair value option provides companies an irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The fair value of the investment is included in long-term investments on the consolidated balance sheets and was $2.4 million as of June 30, 2011 and $2.3 million as of December 31, 2010. Long-term investments also include cash surrender values of insurance contracts. Realized and unrealized gains and losses, as well as dividends earned by the mutual fund investment, are included in selling, general and administrative (SG&A) expense in the consolidated statements of income. This investment corresponds to a liability under an officers' deferred compensation plan which is not available to new participants and is fully funded by the investment in mutual funds. The liability under the plan equals the fair value of the investment in mutual funds. Thus, as the value of the investment changes, the value of the liability changes accordingly. As changes in the liability are reflected within SG&A expense in the consolidated statements of income, the fair value option of accounting for the investment in mutual funds allows us to net changes in the investment and the related liability in the statements of income. The cost of securities sold is determined using the average cost method. We recognized a net unrealized gain on the investment in mutual funds of $0.1 million during the quarter ended June 30, 2011 and $0.2 million during the six months ended June 30, 2011. Net unrealized gains recognized during the quarter and six months ended June 30, 2010 and realized gains recognized during the quarters and six months ended June 30, 2011 and 2010 were not significant.

The fair value of interest rate swaps (see Note 7) is determined at each reporting date by means of a pricing model utilizing readily observable market interest rates. The change in fair value is determined as the change in the present value of estimated future cash flows discounted using the LIBOR rate. Changes in the fair value of the interest rate swaps, as well as changes in the fair value of the hedged debt, are included in interest expense in the consolidated statements of income and were as follows:

	Quarter Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Gain (loss) from derivatives	$771	$2,507	$(274)	$4,969
Loss from change in fair value of hedged debt	(928)	(2,355)	(323)	(4,643)
Net (increase) decrease in interest expense	$(157)	$152	$(597)	$326

Information regarding recurring fair value measurements completed during each period was as follows:

		Fair value measurements using
(in thousands)	Fair value as of June 30, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,717	$-	$10,717	$-
Marketable securities – corporate investments	2,110	-	2,110	-
Long-term investment in mutual funds	2,375	2,375	-	-
Derivative assets	2,634	-	2,634	-

		Fair value measurements using
(in thousands)	Fair value as of December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,249	$-	$10,249	$-
Marketable securities – corporate investments	2,029	-	2,029	-
Long-term investment in mutual funds	2,283	2,283	-	-
Derivative assets	5,456	-	5,456	-

Fair value measurements of other financial instruments – The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate fair value.

Cash and cash equivalents, cash and cash equivalents included within funds held for customers, and short-term debt – The carrying amounts reported in the consolidated balance sheets approximate fair value because of the short-term nature of these items.

Long-term debt – The fair value of long-term debt is based on quoted prices for identical liabilities when traded as assets in an active market (Level 1 fair value measurement), with the exception of the debt issued in March 2011 which is not currently traded in an active market. The fair value of this debt is determined at each reporting date by means of a pricing model utilizing readily observable market interest rates (Level 2 fair value measurement). The fair value is estimated as the present value of estimated future cash flows discounted using the LIBOR rate. The fair value of long-term debt included in the table below does not reflect the impact of hedging activity. The carrying amount of long-term debt includes the change in fair value of hedged long-term debt.

The estimated fair values of these financial instruments were as follows:

	June 30, 2011		December 31, 2010
(in thousands)	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	$17,626	$17,626	$17,383	$17,383
Cash and cash equivalents – funds held for customers	32,687	32,687	25,471	25,471
Short-term debt	13,000	13,000	7,000	7,000
Long-term debt	739,966	748,849	748,122	751,978